Consolidated Statements of Comprehensive Income (Loss) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ (858,863)	¥ (411,875)	¥ 220,203
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(51,994)	(449,944)	138,130
Unrealized holding gains on securities:
Amount arising during the period	(15,759)	78,215	89,693
Adjustments related to retirement and severance benefits:
Amount arising during the period	13,759	(17,495)	(1,703)
Total other comprehensive income (loss)	(53,994)	(389,224)	226,120
Total comprehensive income (loss)	(912,857)	(801,099)	446,323
Less: Comprehensive income attributable to noncontrolling interests	6,224	5,757	1,750
Total comprehensive income (loss) attributable to FRONTEO, Inc. shareholders	¥ (919,081)	¥ (806,856)	¥ 444,573